Accounts Receivable (Details)	12 Months Ended
Jun. 30, 2025 USD ($)
Accounts Receivable [Line Items]
Accounts receivable percentage	90.50%
Accounts Receivable [Member]
Accounts Receivable [Line Items]
Accounts receivable from customers	$ 2,220,175